Related Party Transactions (Narrative) (FY) (Details) - USD ($)		3 Months Ended	12 Months Ended		106 Months Ended
	Dec. 18, 2007	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 26, 2018
Related Party Transaction [Line Items]
Working interest percent	15.00%
Other income			$ 159,000
Payments to acquire interest in the drilling program wells		$ 134,690
Methane Project [Member]
Related Party Transaction [Line Items]
Percent of net profits, interest				7.50%
Hoactzin Partners, L.P. [Member]
Related Party Transaction [Line Items]
Related parties accounts payable				$ 159,000
Past due related parties accounts payable				159,000
Accounts receivable-related party, allowance for doubtful accounts				$ 159,000
Hoactzin Partners, L.P. [Member] | Methane Project [Member]
Related Party Transaction [Line Items]
Net profits					$ 0